Shares - Share purchase program (Details) - CAD ($) $ in Thousands		12 Months Ended
	Mar. 12, 2020	Dec. 31, 2021	Dec. 31, 2020	Apr. 09, 2021
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)		1,113,903	1,223,097
2021 NCIB
Equity, Class of Treasury Stock [Line Items]
Maximum number of shares to be purchased (in shares)				2,000,000,000
Common shares
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)		1,113,903	1,223,097
Common shares | 2021 NCIB
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)		37,000,000
Increase (decrease) as a result of the retirement of shares		$ 300
Common shares | 2020 NCIB
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)		1,076,903
Increase (decrease) as a result of the retirement of shares	$ 8,679
Additional paid-in capital
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares	$ 7,327
Additional paid-in capital | 2021 NCIB
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares		$ 213